Cover	Oct. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2024
Entity File Number	333-274434
Entity Registrant Name	FREYR Battery, Inc.
Entity Central Index Key	0001992243
Entity Tax Identification Number	93-3205861
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6&8 East Court Square, Suite 300
Entity Address, City or Town	Newnan
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30263
City Area Code	678
Local Phone Number	632-3112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FREY
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Common Stock at an exercise price for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Common Stock at an exercise price for $11.50 per share
Trading Symbol	FREY WS
Security Exchange Name	NYSE